Note 14 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2013	Dec. 31, 2021	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2007	Dec. 31, 2019	May 31, 2008
Employee Stock Ownership Plan (ESOP), Compensation Expense					$ 265,000	$ 173,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.75
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					2.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.96%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)					6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					12.42%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 2,000,000.0		$ 2,000,000.0	906,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			1,500,000		1,500,000	791,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense, after Tax					44,000	44,000
Share-based Payment Arrangement, Expense, Tax Benefit					$ 2,000	2,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years	10 years
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 61,000		$ 61,000
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				5 years	5 years
The 2008 Recognition and Retention Plan [Member]
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased (in shares)		195,000
The 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		195,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
The 2013 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		48,750
Percentage of Shares May Be Granted As Restricted Stock Awards		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			1,200		1,200
The 2013 Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		146,250
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			3,200		3,200
The 2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	155,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
Share-based Payment Arrangement, Expense, after Tax					$ 124,000	129,000
Share-based Payment Arrangement, Expense, Tax Benefit					26,000	$ 27,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 168,000		$ 168,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					1 year 4 months 24 days
The 2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	38,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			11,750		11,750
The 2018 Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	116,250
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			37,250		37,250
Stock Incentive Plans [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)			18,845		18,845
The 2008 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)									277,726
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			0		0
The Option Plan and Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)			233,136		233,136	240,636		256,336
Employee Stock Ownership Plan [Member]
Percentage of Company Shares Purchased by ESOP							8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)			4,000				222,180
ESOP Loan Interest Rate							7.75%
Employee Stock Ownership Plan (ESOP), Loan Term (Year)							15 years
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 77,000